Significant Accounting Policies - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Contract value	$ 84,684,623	$ 79,157,190
Investment, interest rate	1.00%
General Account Contract
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Contract value	$ 0	$ 350,105
Crediting interest rate	3.00%	3.00%
Lincoln Stable Value
EBP, Accounting Standard Update and Change in Accounting Principle [Line Items]
Contract value	$ 12,481,871	$ 13,069,328
Average annual yield interest rate	2.30%	2.25%
Crediting interest rate	2.30%	2.30%